BASIS OF CONSOLIDATION AND INVESTMENTS (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Investments, opening balance	R$ 5,109,293
Capital increase	150,000
Dividends	(205,190)
Equity Income	547,570
Comprehensive income	23,871
Others	61,673
Investments, final balance	5,687,217
Equity interests	5,746,011	R$ 5,237,177
Investment Property	202,040	205,954
Total investments in the asset	5,948,051	R$ 5,443,131
MRS Logistica [Member]
IfrsStatementLineItems [Line Items]
Investments, opening balance	2,381,607
Dividends	(126,163)
Equity Income	529,211
Others	14,513
Investments, final balance	2,799,168
Fair Value MRS [Member]
IfrsStatementLineItems [Line Items]
Investments, opening balance	480,622
Investments, final balance	480,622
Fair Value MRS Amortization [Member]
IfrsStatementLineItems [Line Items]
Investments, opening balance	(93,971)
Equity Income	(11,748)
Investments, final balance	(105,719)
Transnordestina Logistica S A [Member]
IfrsStatementLineItems [Line Items]
Investments, opening balance	1,160,944
Equity Income	(23,599)
Investments, final balance	1,137,345
Fair Value Transnordestina [Member]
IfrsStatementLineItems [Line Items]
Investments, opening balance	659,106
Investments, final balance	659,106
Arvedi Metalferdo Brasil [Member]
IfrsStatementLineItems [Line Items]
Investments, opening balance	35,488
Equity Income	(231)
Investments, final balance	35,257
Panatlantica S. A. [Member]
IfrsStatementLineItems [Line Items]
Capital increase	150,000
Dividends	(46,075)
Equity Income	19,233
Comprehensive income	23,871
Others	78,737
Investments, final balance	225,766
Equimac S A [Member]
IfrsStatementLineItems [Line Items]
Investments, opening balance	23,793
Dividends	(1,342)
Equity Income	9,282
Investments, final balance	31,733
Indirect Interest In Affiliates CEEEG [Member]
IfrsStatementLineItems [Line Items]
Investments, opening balance	165,891
Dividends	(31,610)
Equity Income	44,049
Others	(31,577)
Investments, final balance	146,753
Fair Value Indirect Participation CEEEG [Member]
IfrsStatementLineItems [Line Items]
Investments, opening balance	319,709
Investments, final balance	319,709
Fair Value Amortization Indirect Participation CEEEG [Member]
IfrsStatementLineItems [Line Items]
Investments, opening balance	(23,896)
Equity Income	(18,627)
Investments, final balance	(42,523)
Fair Value Investments Through Profit Or Loss [Member]
IfrsStatementLineItems [Line Items]
Investments, opening balance	78,737
Others	(78,737)
Others [member]
IfrsStatementLineItems [Line Items]
Investments, opening balance	49,149
Capital increase	5,494
Others	4,151
Investments, final balance	58,794
Other Participations [Member]
IfrsStatementLineItems [Line Items]
Investments, opening balance	127,886
Capital increase	5,494
Others	(74,586)
Investments, final balance	58,794
Total Shareholdings [Member]
IfrsStatementLineItems [Line Items]
Investments, opening balance	5,237,179
Capital increase	155,494
Dividends	(205,190)
Equity Income	547,570
Comprehensive income	23,871
Others	(12,913)
Investments, final balance	R$ 5,746,011